PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 28, 2013
Defined Benefit Plans
Schedule of one-percentage-point change in assumed health care cost trend rates

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.01	$(.01)
Effect on postretirement benefit obligations	.3	(.3)

Schedule of plan benefit obligations

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2013		2012		2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligations
Projected benefit obligations at beginning of year	$963.7	$597.6	$835.8	$519.5	$12.0	$12.4
Service cost	.4	13.0	.3	9.0	–	–
Interest cost	39.7	23.3	40.3	24.5	.3	.4
Participant contribution	–	4.1	–	4.1	1.2	1.2
Amendments (1)	19.9	–	–	–	–	–
Actuarial (gain) loss (2)	(59.8)	8.5	131.5	50.5	(.5)	1.7
Plan transfer (3)	5.7	7.1	2.0	.1	–	–
Benefits paid	(45.4)	(21.2)	(46.2)	(22.3)	(3.5)	(3.7)
Curtailments	9.5	(1.7)	–	–	(.4)	–
Settlements	–	(6.0)	–	–	–	–
Foreign currency translation	–	18.1	–	12.2	–	–

Projected benefit obligations at end of year	$933.7	$642.8	$963.7	$597.6	$9.1	$12.0

Accumulated benefit obligations at end of year	$933.7	$601.7	$961.4	$559.0

(1)
Amendments to the U.S. pension plan related to the SHARE plan.
(2)
Actuarial gain/loss in 2013 included an out-of-period adjustment of $15 million recorded in the fourth quarter of 2013 to properly state the balance sheet pension liability by increasing the projected benefit obligation as a result of a change from the historical method of projecting the SHARE Plan asset values. The corresponding adjustment affected other comprehensive income, with no impact to net income in 2013, and is subject to future amortization. The impact of this out-of-period adjustment was not considered material to the current or any previous financial statements.
(3)
Plan transfer for the U.S. represented a transfer from the Avery Dennison Corporation Employee Savings Plan. Plan transfers for the international plans include transfers in Switzerland and Germany related to the OCP and DES divestitures.

Schedule of plan assets

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2013		2012		2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$648.5	$515.0	$551.2	$441.3	$–	$–
Actual return on plan assets	61.8	26.6	83.9	62.7	–	–
Plan transfer (1)	5.7	2.3	2.0	–	–	–
Employer contributions	76.8	28.9	57.6	19.4	2.3	2.5
Participant contributions	–	4.1	–	4.1	1.2	1.2
Benefits paid	(45.4)	(21.2)	(46.2)	(22.3)	(3.5)	(3.7)
Settlements	–	(6.0)	–	–	–	–
Foreign currency translation	–	16.9	–	9.8	–	–

Plan assets at end of year	$747.4	$566.6	$648.5	$515.0	$–	$–

(1)
Plan transfer for the U.S. represented a transfer from our savings plan. Plan transfers for the international plans include transfers in Switzerland related to the OCP and DES divestitures.

Schedule of funded status

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2013		2012		2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Other assets	$–	$35.4	$–	$38.3	$–	$–
Other accrued liabilities	(3.6)	(2.7)	(3.9)	(2.1)	(2.2)	(2.7)
Long-term retirement benefits and other liabilities	(182.7)	(108.9)	(311.3)	(118.9)	(6.9)	(9.3)

Plan assets less than benefit obligations	$(186.3)	$(76.2)	$(315.2)	$(82.7)	$(9.1)	$(12.0)

Schedule of Weighted-average assumptions used for determining year-end obligations

	Pension Benefits						U.S. Postretirement Health Benefits
	2013		2012		2011		2013	2012	2011
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used for determining year-end obligations
Discount rate	4.85%	3.88%	4.00%	3.94%	4.75%	4.80%	3.45%	2.85%	3.75%
Rate of increase in future compensation levels	–	2.24	–	2.24	–	2.79	–	–	–

Schedule of pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss

	Pension Benefits				U.S. Postretirement Health Benefits
	2013		2012		2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$466.9	$129.5	$558.8	$131.4	$26.6	$29.9
Prior service cost (credit)	21.0	2.5	1.5	2.9	(26.2)	(43.3)
Net transition obligation	–	.5	–	.4	–	–

Net amount recognized in accumulated other comprehensive loss (income)	$487.9	$132.5	$560.3	$134.7	$.4	$(13.4)

Schedule of pretax amounts, including that of discontinued operations, recognized in other comprehensive loss (income)

	Pension Benefits						U.S. Postretirement Health Benefits
	2013		2012		2011		2013	2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial (gain) loss	$(73.4)	$6.1	$93.5	$16.4	$133.6	$18.1	$(.9)	$1.7	$7.0
Prior service cost (credit)	19.9	–	–	–	–	–	–	–	(34.1)
Amortization of net actuarial loss and prior service cost (credit)	(18.9)	(8.3)	(15.3)	(3.3)	(8.9)	(3.8)	14.7	2.1	.6

Net amount recognized in other comprehensive (income) loss	$(72.4)	$(2.2)	$78.2	$13.1	$124.7	$14.3	$13.8	$3.8	$(26.5)

Schedule of components of net periodic benefit cost

	Pension Benefits						U.S. Postretirement Health Benefits
	2013		2012		2011		2013	2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$.4	$13.0	$.3	$9.1	$.3	$10.5	$–	$–	$1.3
Interest cost	39.7	23.3	40.3	24.5	40.2	26.3	.3	.5	1.7
Expected return on plan assets	(48.1)	(22.6)	(45.9)	(22.1)	(45.7)	(24.9)	–	–	–
Recognized actuarial loss	17.7	6.3	14.3	3.1	8.5	4.0	2.5	2.7	1.9
Amortization of prior service cost (credit)	.3	.5	.4	.4	.4	.4	(4.1)	(4.8)	(2.5)
Amortization of transition asset	–	(.1)	–	(.5)	–	(.5)	–	–	–
Recognized gain on curtailment (1)	–	(1.5)	–	–	–	(.2)	–	–	–
Recognized loss (gain) on settlement (2)	–	.5	.6	–	–	(.1)	–	–	–

Net periodic benefit cost (credit)	$10.0	$19.4	$10.0	$14.5	$3.7	$15.5	$(1.3)	$(1.6)	$2.4

(1)
Recognized gain on curtailment in 2013 related to a plan in Taiwan and was recorded in "Other expense, net" in the Consolidated Statements of Income.
(2)
Represented settlement events in the U.S. in 2012.

Schedule of weighted-average assumptions used for determining net periodic cost

	Pension Benefits						U.S. Postretirement Health Benefits
	2013		2012		2011		2013	2012	2011
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Discount rate	4.00%	3.94%	4.75%	4.80%	5.50%	5.24%	2.85%	3.75%	5.25%
Expected long-term rate of return on plan assets	8.00	4.78	8.00	4.95	8.00	5.48	–	–	–
Rate of increase in future compensation levels	–	2.24	–	2.79	–	2.95	–	–	–

Schedule of anticipated future benefit payments

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

2014	$48.4	$20.7	$2.3
2015	49.6	21.0	1.7
2016	51.0	22.6	1.1
2017	53.2	22.9	.9
2018	70.1	23.8	.6
2019 – 2023	289.9	138.7	2.0

Schedule of estimated amortization of amounts, included in accumulated other comprehensive loss

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

Net actuarial loss	$15.7	$5.3	$2.7
Prior service cost (credit)	1.2	.4	(3.3)
Net transition obligation	–	.1	–

Net amount to be recognized	$16.9	$5.8	$(.6)

U.S.
Defined Benefit Plans
Schedule of fair value of plan assets

The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2013:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$15.8	$15.8	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	332.7	–	332.7	–
Pooled funds – U.S. bonds, other fixed income	.4	–	.4	–

Total liability hedging portfolio	333.1	–	333.1	–

Growth portfolio (1)
Pooled funds – Global equities	60.0	–	60.0	–
Pooled funds – Global real estate investment trusts	45.8	–	45.8	–
Pooled funds – High yield bonds	65.2	–	65.2	–
Pooled funds – International	86.6	–	86.6	–
Pooled funds – U.S. equities	89.5	–	89.5	–
Pooled funds – Alternative investments	51.2	–	–	51.2

Total growth portfolio	398.3	–	347.1	51.2

Total U.S. plan assets at fair value	$747.2	$15.8	$680.2	$51.2

Other assets (2)	.2

Total U.S. plan assets	$747.4

(1)
"Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global equities" includes U.S. equity securities.
(2)
Included accrued recoverable taxes at year-end 2013.

        The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$8.0	$8.0	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	216.1	–	216.1	–

Total liability hedging portfolio	216.1	–	216.1	–

Growth portfolio (1)
Pooled funds – Global equities	65.2	–	65.2	–
Pooled funds – Global real estate investment trusts	43.3	–	43.3	–
Pooled funds – High yield bonds	63.7	–	63.7	–
Pooled funds – International	97.5	–	97.5	–
Pooled funds – U.S. equities	154.5	–	154.5	–

Total growth portfolio	424.2	–	424.2	–

Total U.S. plan assets at fair value	$648.3	$8.0	$640.3	$–

Other assets (2)	.2

Total U.S. plan assets	$648.5

(1)
"Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global equities" includes U.S. equity securities.
(2)
Included accrued recoverable taxes at year-end 2012.

Schedule of reconciliation of Level 3 assets

 The following table presents a reconciliation of Level 3 for U.S. plan assets held during the year ended December 28, 2013:

Level 3 Assets
(In millions)	Pooled Funds – Alternative Investments

Balance at December 29, 2012	$–
Net realized and unrealized gain	1.2
Purchases	50.0
Settlements	–
Impact of changes in foreign currency exchange rates	–

Balance at December 28, 2013	$51.2

Int'l
Defined Benefit Plans
Schedule of fair value of plan assets

 The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2013:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$4.7	$4.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – Emerging markets bonds	6.2	–	6.2	–
Pooled funds – European bonds	193.8	–	193.8	–
Pooled funds – U.K. bonds	56.6	–	56.6	–
Pooled funds – Global bonds	3.3	–	3.3	–
Pooled funds – High yield bonds	6.7	–	6.7	–

Total fixed income securities	266.9	.3	266.6	–

Equity securities
Pooled funds – Emerging markets	20.9	–	20.9	–
Pooled funds – U.K.	17.2	–	17.2	–
Pooled funds – Global	151.3	–	151.3	–
Pooled funds – Real estate investment trusts	28.8	–	28.8	–

Total equity securities	218.2	–	218.2	–

Other investments
Pooled funds – Commodities	9.5	–	9.5	–
Pooled funds – Real estate	7.7	–	7.7	–
Pooled funds – Other	31.7	–	31.7	–
Insurance contracts	27.4	–	–	27.4

Total other investments	76.3	–	48.9	27.4

Total international plan assets at fair value	$566.1	$5.0	$533.7	$27.4

Other assets	.5

Total international plan assets	$566.6

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$6.2	$6.2	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – European bonds	239.0	–	239.0	–
Pooled funds – Global bonds	9.0	–	9.0	–

Total fixed income securities	248.3	.3	248.0	–

Equity securities
Pooled funds – Asia Pacific region	12.7	–	12.7	–
Pooled funds – Emerging markets	18.5	–	18.5	–
Pooled funds – European region	46.3	–	46.3	–
Pooled funds – Global	81.5	–	81.5	–
Pooled funds – Real estate investment trusts	28.9	–	28.9	–
Pooled funds – U.S.	10.6	–	10.6	–

Total equity securities	198.5	–	198.5	–

Other investments
Pooled funds – Other	33.8	–	33.8	–
Insurance contracts	27.8	–	–	27.8

Total other investments	61.6	–	33.8	27.8

Total international plan assets at fair value	$514.6	$6.5	$480.3	$27.8

Other assets	.4

Total international plan assets	$515.0

Schedule of reconciliation of Level 3 assets

The following table presents a reconciliation of Level 3 for international plan assets held during the year ended December 28, 2013:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 29, 2012	$27.8
Net realized and unrealized gain	.8
Purchases	2.4
Settlements	(6.7)
Transfers (1)	2.3
Impact of changes in foreign currency exchange rates	.8

Balance at December 28, 2013	$27.4

(1)
Includes transfers in Switzerland related to the OCP and DES divestitures.

        The following table presents a reconciliation of Level 3 for international plan assets held during the year ended December 29, 2012:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 31, 2011	$26.5
Net realized and unrealized gain	.5
Purchases	2.0
Settlements	(1.7)
Impact of changes in foreign currency exchange rates	.5

Balance at December 29, 2012	$27.8